Income Taxes (Details)	Dec. 31, 2014 USD ($)
Income Taxes Details
Net operating loss carryforwards - Federal	$ 1,465,106
Net operating loss carryforwards - State	412,744
Stock-based compensation	254,502
Other temporary differences	19,258
Totals	2,151,610
Less valuation allowance	$ (2,151,610)
Deferred tax assets